Accounts Receivable, Net (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Accounts Receivable, Net (Textual)
Corresponding liability total	$ 58,095		$ 58,095
Factoring arrangement total			$ 68,347
Invoice, percentage			85.00%
Bad debt expense	$ 647,643		$ 647,643